Other Non-Current Liabilities (Details) - Schedule of other Non-Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other Non-Current Liabilities [Abstract]
Payable to exiting investors		$ 94,316
Product warranty - non-current	37,536	15,060	$ 14,693
Deferred subsidy income- non-current	2,286	1,221
Total	$ 39,822	$ 110,597